DERIVATIVE WARRANT LIABILITY (Details Narrative) - shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Outstanding warrants to purchase of its common stock	3,037,037	5,080,080
Volatility rate	57.00%	54.00%
Risk-free interest rate	1.37%	1.78%
Estimated life		4 years 11 months 12 days
Minimum [Member]
Estimated life	4 years 5 months 19 days
Maximum [Member]
Estimated life	4 years 11 months 16 days